Chapter 11 Proceedings - Schedule of Reorganization Items (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fresh-Start Adjustment [Line Items]
Professional and advisory fees	$ (9)
New investor commitment fees	0
Loss on Newbuilding global settlement claim	0
Loss on other pre-petition allowed claims	0
Gain on liabilities subject to compromise	0
Fresh start valuation adjustments	0
Write-off of debt issuance costs	0		$ (66)
Reversal of credit risk on derivatives	0
Interest income on surplus cash invested	0
Reorganization items, net	$ (9)
Predecessor
Fresh-Start Adjustment [Line Items]
Professional and advisory fees		$ (187)		$ (66)	$ 0
New investor commitment fees		0		(53)	0
Loss on Newbuilding global settlement claim		0		(1,064)	0
Loss on other pre-petition allowed claims		0		(3)
Gain on liabilities subject to compromise		2,958		0	0
Fresh start valuation adjustments		(6,142)		0	0
Write-off of debt issuance costs		0		(66)	0
Reversal of credit risk on derivatives		0		(89)	0
Interest income on surplus cash invested		6		4	0
Reorganization items, net		$ (3,365)		$ (1,337)	$ 0